Share Capital (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 28, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2022 Share shares	Mar. 31, 2021 Share shares	Mar. 31, 2020 Share shares
Disclosure Of Classes Of Share Capital Abstract
Total number of shares issued			2,255,478	5,405,809	2,028,542
Number of warrants exercised			1,925,656	1,672,028	17,857
Number of stock options exercised | Share			329,822	145,537	119,292
Shares issued for conversion of debentures (shares)				1,703,240	17,857
Issuance of IPO	1,860,000			1,860,000
Issuance of share of concurrent private placement	25,000			25,000
Net Fractional Shares As Result Of Share Consolidation Shares				5
Price per unit | $ / shares	$ 20	$ 2.135
Proceeds from private placement and equity offering | $	$ 37.7	$ 4.0
Shares issued in private placement of units (shares)		1,873,536			1,873,536
Warrants under offering, description		Each full warrant is exercisable into one share for a period of four years at an exercise price of $2.6677 per share, and the warrants contain terms whereby if the share price is above CAD $8.40 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.